Accounts Receivable, Net - Movement of the allowance for doubtful accounts (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Movement of the allowance for credit losses
Balance as of January 1,	¥ 194,454	¥ 118,301	¥ 78,178
Additional allowance for credit losses, net of recoveries	185,520	80,878	43,853
Write-off		(4,725)	(3,730)
Balance as of December 31,	¥ 379,974	¥ 194,454	¥ 118,301